Operating segments	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Operating segments	Operating segments:
The Corporation operates in a single segment, Fuel Cell Products and Services, which consists of the design, development, manufacture, sale and service of PEM fuel cell products for a variety of applications, focusing on the power product markets of Heavy-Duty Motive (consisting of bus, truck, rail and marine applications), Material Handling and Backup Power, as well as the delivery of Technology Solutions, including engineering services, technology transfer and the licensing and sale of the Corporation’s extensive intellectual property portfolio and fundamental knowledge for a variety of PEM fuel cell applications.
As a result of the sale of the UAV assets of Ballard Unmanned Systems (note 7) in October 2020, the historic operating results of the UAV market for both 2020 and 2019 have been removed from continued operating results and are instead presented separately in the statement of comprehensive loss as loss from discontinued operations.
In 2020, revenues included sales to two individual customers of $44,855,000 and $15,965,000, respectively, which each exceeded 10% of total revenue. In 2019, revenues included sales to two individual customers of $37,932,000, and $26,164,000, respectively, which each exceeded 10% of total revenue.
30.    Operating segments (cont'd):
Revenues from continuing operations by geographic area, which are attributed to countries based on customer location for the years ended December 31, are as follows:

Revenues	2020	2019
China	$54,267	$47,132
Germany	23,032	30,604
U.S.	8,010	13,228
UK	7,876	2,794
Belgium	2,673	5,408
Japan	2,695	2,743
Canada	1,259	441
Denmark	1,171	1,701
France	1,090	287
Taiwan	1,008	216
Norway	436	478
Spain	128	20
Netherlands	38	115
Finland	36	65
Switzerland	—	359
Other countries	158	132
	$103,877	$105,723

Non-current assets by geographic area are as follows:

	December 31,	December 31,
Non-current assets	2020	2019
Canada	$88,128	$82,665
U.S.	4,107	4,836
China	27,577	21,663
Denmark	1,472	1,629
	$121,284	$110,793